Transactions and Balances with Related Parties (Details) - Schedule of transactions with related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of transactions with related parties [Abstract]
Research and development expenses		$ 75	$ 75
General and administrative expenses			$ 769